Pension Liabilities - Changes in the defined-benefit pension obligations (Details) kr in Thousands	12 Months Ended
Dec. 31, 2020 SEK (kr)
Disclosure of defined benefit plans [line items]
Subtotal included in other items of comprehensive income	kr 1,216
Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the beginning	0
Business combinations	(9,103)
Service costs	(573)
Interest expense	(4)
Curtailment	(10)
Employee contribution	45
Subtotal included in the statement of consolidated operations	(542)
Amounts paid/received	0
Return on assets (excluding interest expenses)	(5)
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	1,903
Actuarial gains/(losses) related to changes in financial assumptions	(273)
Other actuarial gains/(losses)	(411)
Subtotal included in other items of comprehensive income	1,214
Employer contributions	47
Currency translation effect	88
Balance at the end	(8,296)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Balance at the end	19,365
Defined Benefit Plan Obligation | Switzerland | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Business combinations	(19,565)
Service costs	(567)
Interest expense	(10)
Curtailment	(20)
Subtotal included in the statement of consolidated operations	(597)
Amounts paid/received	(410)
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	1,858
Actuarial gains/(losses) related to changes in financial assumptions	(273)
Other actuarial gains/(losses)	(411)
Subtotal included in other items of comprehensive income	1,174
Currency translation effect	205
Balance at the end	(19,193)
Defined Benefit Plan Obligation | France | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Business combinations	(211)
Service costs	(6)
Subtotal included in the statement of consolidated operations	(6)
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	45
Subtotal included in other items of comprehensive income	45
Balance at the end	(172)
Fair Value of Plan Assets | Switzerland | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Business combinations	10,673
Interest expense	6
Curtailment	10
Employee contribution	45
Subtotal included in the statement of consolidated operations	61
Amounts paid/received	410
Return on assets (excluding interest expenses)	(5)
Subtotal included in other items of comprehensive income	(5)
Employer contributions	47
Currency translation effect	(117)
Balance at the end	kr 11,069